Employee benefit plans (Tables)	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
Employee Benefit Plans - Schedule of Defined Benefit Plan Liabilities
Personnel Costs	As at December 31,	As at December 31,	As at December 31,
USD'000	2023	2022	2021
Wages and Salaries	12,507	12,401	12,208
Social security contributions	3,611	3,123	3,320
Net service costs	449	422	671
Other components of defined benefit plans, net	(45)	14	(78)
Total	16,522	15,960	16,121

Employee Benefit Plans - Schedule of Assumptions
	As at December 31,
Assumptions	2023	2023	2022	2022	2021	2021
	France	Switzerland	France	Switzerland	France	Switzerland
Discount rate	3.05%	1.52%	3.65%	2.25%	0.75%	0.33%
Expected rate of return on plan assets	n/a	3.04%	n/a	3.00%	n/a	1.50%
Salary increases	3%	2%	3%	1.50%	3%	1.50%

Employee Benefit Plans - Schedule of Changes in Fair Value of Plan Assets
Reconciliation to Balance Sheet start of year
USD'000
Fiscal year	2023	2022	2021

Fair value of plan assets	(10,108)	(12,169)	(12,332)
Projected benefit obligation	11,867	16,938	19,100
Surplus/deficit	1,759	4,769	6,768
Opening balance sheet liability / (asset) (funded status)	1,759	4,769	6,768

Reconciliation of benefit obligation during the year
Projected benefit obligation at start of year	11,867	16,938	19,100
Net service cost	237	213	263
Interest expense	279	52	29
Plan participant contributions	98	98	153
Net benefits paid to participants	(100)	(2,225)	(278)
Prior service costs	(19)	-	(123)
Actuarial losses / (gains)	606	(2,892)	(1,407)
Curtailment & Settlement	-	-	(194)
Currency translation adjustment	1,175	(317)	(605)
Projected benefit obligation at end of year	14,143	11,867	16,938

Reconciliation of plan assets during year
Fair value of plan assets at start of year	(10,108)	(12,169)	(12,332)
Employer contributions paid over the year	(184)	(190)	(263)
Plan participant contributions	(98)	(98)	(153)
Net benefits paid to participants	78	2,201	162
Interest income	(311)	(157)	(177)
Return in plan assets, excl amounts included in net interest	501	82	224
Currency translation adjustment	(1,020)	223	370
Fair value of plan assets at end of year	(11,142)	(10,108)	(12,169)

Reconciliation to balance sheet end of year
Fair value of plan assets	(11,142)	(10,108)	(12,169)
Defined benefit obligation - funded plans	14,143	11,867	16,938
Surplus/deficit	3,001	1,759	4,769

Closing balance sheet liability / (asset) (funded status)	3,001	1,759	4,769

Employee Benefit Plans - Schedule of Changes in Projected Benefit Obligations
Movement in Funded Status
USD'000
Fiscal year	2023	2022	2021

Opening balance sheet liability (funded status)	1,759	4,769	6,768

Net service cost	237	213	263
Net interest cost / (credit)	(32)	(105)	(148)
Amortization of net (gain) / loss	-	152	270
Amortization of prior service cost / (credit)	(26)	(28)	(12)
Settlement / curtailment cost / (credit)	-	-	(194)
Currency translation adjustment	(2)	(5)	6
Total net periodic benefit cost / (credit)	177	227	185

Actuarial (gain) / loss on liabilities from changes to financial assumptions	1,005	(3,001)	(420)
Actuarial (gain) / loss on liabilities from changes to demographic assumptions	-	-	(645)
Actuarial (gain) / loss on liabilities due to experience	(399)	109	(342)
Return in plan assets, excl. amounts included in net interest	501	82	224
Prior service cost / (credit)	(19)	-	(123)
Amortization of net (gain) / loss	-	(152)	(270)
Amortization of prior service cost / (credit)	26	28	12
Currency translation adjustment	37	0	(8)
Total (gain) / loss recognized via other comprehensive income	1,151	(2,934)	(1,572)

Employer contributions paid in the year	(184)	(190)	(263)
Cashflow required to pay benefit payments	(22)	(24)	(116)
Total cashflow	(206)	(214)	(379)

Currency translation adjustment	120	(89)	(233)
Closing balance sheet liability (funded status)	3,001	1,759	4,769

Reconciliation of unrecognized (gain) / loss
Unrecognized (gain) / loss at beginning of year	(338)	2,651	4,237
Amortization during the year	-	(152)	(270)
Actuarial (gain) / loss on liabilities	606	(2,892)	(1,407)
Actuarial (gain) / loss on assets	501	82	224
Currency translation adjustment	(8)	(27)	(133)
Unrecognized (gain) / loss at year-end	795	(338)	2,651

Reconciliation of unrecognized prior service cost / (credit)
Unrecognized prior service cost / (credit) at beginning of year	(503)	(537)	(440)
Prior service cost for the current period	(19)	-	(123)
Amortization during the year	26	28	12
Currency translation adjustment	(46)	6	14
Unrecognized prior service cost / (credit) at year-end	(542)	(503)	(537)

Employee Benefit Plans - Schedule of Future Contributions Payable

The table below shows the breakdown of expected future contributions payable to the Plan :

Period USD'000	Switzerland	France
2024	418	38
2025	410	-
2026	2,270	53
2027	632	52
2028	543	42
2029 to 2033	3,024	347